Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties’ Franchisees - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties’ Franchisees [Line Items]
Total	$ 7,379	$ 6,986
Yudu Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties’ Franchisees [Line Items]
Total	$ 7,379	$ 6,986